Deposits and other borrowings (Tables)	12 Months Ended
Sep. 30, 2022
Deposits and other borrowings
Schedule of deposits and other borrowings

	Consolidated		Parent Entity
$m	2022	2021	2022	2021
Australia
Certificates of deposit	30,507	31,506	30,507	31,506
Non-interest bearing, repayable at call	55,180	52,819	55,180	52,819
Other interest bearing at call	352,544	345,416	352,544	345,416
Other interest bearing term	127,921	102,775	127,921	102,775
Total Australia	566,152	532,516	566,152	532,516
New Zealand
Certificates of deposit	2,588	3,293	-	-
Non-interest bearing, repayable at call	12,674	14,066	-	-
Other interest bearing at call	27,517	31,354	-	-
Other interest bearing term	28,423	27,042	-	-
Total New Zealand	71,202	75,755	-	-
Other overseas
Certificates of deposit	13,200	11,839	13,200	11,839
Non-interest bearing, repayable at call	1,178	919	473	357
Other interest bearing at call	1,883	1,751	1,569	1,446
Other interest bearing term	5,514	4,175	5,351	4,029
Total other overseas	21,775	18,684	20,593	17,671
Total deposits and other borrowings	659,129	626,955	586,745	550,187

Schedule of average balances and average rates for major categories of deposits

The following table shows average balances and average rates in each of the past two years for major categories of deposits.

	2022		2021
	Average	Average	Average	Average
	balance	rate	balance	rate
Consolidated	$m	%	$m	%
Australia
Non-interest bearing, repayable at call	54,178		49,592
Certificates of deposit	29,839	0.7	28,242	0.1
Other interest bearing at call	359,080	0.4	322,333	0.2
Other interest bearing term	105,074	0.7	107,100	0.6
Total Australia	548,171		507,267
Overseas
Non-interest bearing, repayable at call	15,069		12,433
Certificates of deposit	17,469	1.1	11,035	0.4
Other interest bearing at call	31,485	0.7	30,231	0.2
Other interest bearing term	33,007	1.7	32,410	1.1
Total overseas	97,030		86,109

1. Non-interest bearing relates to instruments which do not carry a rate of interest.

Schedule of certificates of deposit and term deposits by maturity

Uninsured deposits refer to deposits that are in excess of, or ineligible for, a government based deposit insurance scheme in their relevant country of domicile. For the Group, this primarily relates to deposit in excess of, or ineligible for, the Australian Government’s Financial Claims Scheme (FCS) limit. The table below shows the balances of uninsured certificates of deposits and term deposits by remaining maturity:

		Over	Over
Consolidated	Up to	3 months to	6 months to	Over
$m	3 months	6 months	1 year	1 year	Total
Certificates of deposit in excess of insured amounts
Australia	23,825	6,076	587	19	30,507
New Zealand	2,083	474	31	-	2,588
Other overseas	4,188	6,729	2,283	-	13,200
Total certificates of deposit in excess of insured amounts	30,096	13,279	2,901	19	46,295
Term deposits in excess of insured amounts
Australia	46,781	20,060	21,444	4,795	93,080
New Zealand	12,256	8,317	6,472	1,378	28,423
Other overseas	4,635	247	473	158	5,513
Total term deposits in excess of insured amounts	63,672	28,624	28,389	6,331	127,016
Interbank term deposits in excess of insured amounts[1]
Australia	3,264	555	9	-	3,828
New Zealand	25	-	-	-	25
Other overseas	-	-	-	30	30
Total interbank term deposits in excess of insured amounts	3,289	555	9	30	3,883

1.Interbank term deposits are included in Note 20..